Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)
		1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
		Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator:
Net gain from investments held in Trust Account			$ 6,235	$ 23,711	$ 64,076
Net income attributable to redeemable ordinary shares			$ 6,235	$ 23,711
Denominator:
Weighted average shares outstanding of redeemable ordinary shares, basic and diluted (in Shares)			25,000,000	25,000,000	25,000,000
Basic and diluted net income per share, redeemable ordinary shares (in Dollars per share)			$ 0.00	$ 0.00	$ 0.00
Numerator:
Net loss		$ (10,220)	$ (3,153,845)	$ (3,341,103)
Less: Net income attributable to redeemable ordinary shares			(6,235)	(23,711)
Net loss attributable to Founder Shares		$ (10,220)	$ (3,160,080)	$ (3,364,814)
Denominator:
Weighted Average Shares Outstanding Of Founder Shares Basic And Diluted In Shares	[1]	6,750,000	6,750,000	6,750,000
Basic and diluted net loss per share, Founder Shares (in Dollars per share)		$ 0.00	$ (0.47)	$ (0.50)

[1]	For the period from June 3, 2020 (inception) through June 30, 2020, weighted average shares outstanding of Founder Shares excluded an aggregate of up to 937,500 ordinary shares subject to forfeiture if the option to purchase additional units was not exercised in full or in part by the underwriters. On September 17, 2020, the underwriters notified the Company that the over- allotment option was not exercised; thus, these shares were forfeited accordingly.